Average Annual Total Returns - Class D Shares - Janus Henderson Multi-Sector Income Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	5.50%	6.26%	5.14%	Feb. 28, 2014	3.62%	4.11%	2.99%	Feb. 28, 2014	3.20%	3.84%	2.95%	Feb. 28, 2014	7.51%	4.44%	3.88%